Annual Fund Operating Expenses - International Select	Jan. 28, 2021
Class I
Operating Expenses:
Management Fee	0.89%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.98%
Class II
Operating Expenses:
Management Fee	0.89%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.23%